SCHEDULES OF CONCENTRATION OF RISK (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 39,962,062	$ 31,014,352	$ 45,804,377	$ 20,440,683	$ 3,615,137
Vendor A [member]
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 10,037,975	$ 3,535,860			$ 1,054,187
Concentrations of risk percentage	28.50%	17.50%			32.30%
Concentrations of risk percentage
Vendor B [member]
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 3,971,363				$ 423,080
Concentrations of risk percentage	11.30%				13.00%
Vendor C [member]
IfrsStatementLineItems [Line Items]
Cost of revenue		$ 3,851,504			$ 400,170
Concentrations of risk percentage		19.10%			12.30%
Vendor D [member]
IfrsStatementLineItems [Line Items]
Cost of revenue			$ 7,140,894	$ 2,745,741
Concentrations of risk percentage			21.10%	24.20%
Vendor E [member]
IfrsStatementLineItems [Line Items]
Cost of revenue			$ 4,527,190		$ 400,170
Concentrations of risk percentage			13.40%
Vendor F [member]
IfrsStatementLineItems [Line Items]
Cost of revenue			$ 3,921,443	$ 2,745,741
Concentrations of risk percentage			11.60%